Related Party Transactions - Schedule of Rental Expenses Paid to a Related Party (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mr. Cheung Kit Shing [Member]
Schedule of Rental Expenses Paid to a Related Party [Line Items]
Rental expenses paid to a related party	[1]

[1]	Mr. Cheung Kit Shing is the director, Chief Executive Officer and a principal shareholder of the Company.